COST OF SALES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Analysis of income and expense [abstract]
Operating costs	$ 154.5	$ 147.4	$ 461.9	$ 425.9
Royalties	11.1	13.5	32.9	32.5
Depreciation expense	62.3	69.3	197.2	193.1
Cost of sales	$ 227.9	$ 230.2	$ 692.0	$ 651.5